As filed with the Securities and Exchange Commission on February 19, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 7.6%
3,000,000	Apidos Ltd., Series 2012-9A-D	5.24%	#^	07/15/2023	3,011,833
3,602,857	ARES Ltd., Series 2007-12A-E	5.99%	#^	11/25/2020	3,551,102
3,500,000	ARES Ltd., Series 2012-3A-E	5.99%	#^	01/17/2024	3,426,652
2,300,000	Avalon Capital Ltd., Series 2012-1A-C	3.84%	#^	04/17/2023	2,314,479
4,000,000	Avalon Capital Ltd., Series 2012-1A-D	5.24%	#^	04/17/2023	3,999,664
2,989,751	Babson, Inc., Series 2005-2A-D1	4.74%	#^	07/20/2019	2,955,768
740,000	BlueMountain Ltd., Series 2012-1A-E	5.74%	#^	07/20/2023	721,432
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.34%	#^	11/20/2024	2,232,196
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.34%	#^	11/20/2024	6,681,711
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.29%	#^	04/17/2025	4,165,527
6,000,000	Canyon Capital Ltd., Series 2012-1A-C	3.04%	#^	01/15/2024	5,873,535
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.54%	#^	01/15/2024	6,468,080
3,000,000	Carlyle Global Market Strategies Ltd., Series 2012-1A-D	4.39%	#^	04/20/2022	2,997,774
3,500,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.00%	#^	04/18/2025	3,400,030
4,750,000	Cent Ltd., Series 2013-18A-D	3.70%	#^	07/23/2025	4,564,546
8,500,000	Cent Ltd., Series 2013-18A-E	4.85%	#^	07/23/2025	7,767,404
6,250,000	Central Park Ltd., Series 2011-1A-F	5.54%	#^	07/23/2022	5,780,112
9,750,000	Dryden Senior Loan Fund, Series 2012-24A-F	6.74%	#^	11/15/2023	9,468,453
6,000,000	Dryden Senior Loan Fund, Series 2013-30A-C	3.09%	#^	11/15/2025	5,882,469
4,000,000	Dryden Senior Loan Fund, Series 2013-30A-D	3.44%	#^	11/15/2025	3,775,956
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.74%	#	10/25/2024	1,948,255
1,985,000	Galaxy Ltd., Series 2012-14A-D	4.64%	#^	11/15/2024	1,983,560
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.66%	#	11/15/2024	2,667,825
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	5.74%	^	08/15/2023	1,921,968
3,500,000	ING Ltd., Series 2012-1A-C	5.24%	#^	03/14/2022	3,513,007
1,500,000	ING Ltd., Series 2012-1A-D	6.49%	#^	03/14/2022	1,508,191
6,050,000	ING Ltd., Series 2012-2A-D	4.79%	#^	10/15/2022	6,131,292
3,100,000	LCM LP, Series 14A-D	3.74%	#^	07/15/2025	2,976,522
4,000,000	Magnetite Ltd., Series 2012-6A-E	5.99%	#^	09/15/2023	3,920,479
7,500,000	Magnetite Ltd., Series 2012-7A-D	5.49%	#^	01/15/2025	7,157,807
9,500,000	Marea Ltd., Series 2012-1A-E	6.34%	#^	10/16/2023	9,495,217
5,000,000	North End Ltd., Series 2013-1A-D	3.73%	#^	07/17/2025	4,794,370
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	#^	07/17/2025	1,913,503
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	#^	07/17/2025	8,658,727
1,000,000	Venture Ltd., Series 2012-10A-D	4.44%	#^	07/20/2022	996,206
3,000,000	Venture Ltd., Series 2012-12A-E	5.54%	#^	02/28/2024	2,859,852
4,000,000	Venture Ltd., Series 2013-14A-D	3.99%	#^	08/28/2025	3,849,064
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.49%	#^	02/03/2025	6,989,420
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.52%	#^	02/03/2025	1,191,617
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	6.77%	#^	02/03/2025	1,509,434
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	4.01%	#^	11/24/2025	3,136,043
2,500,000	Wind River Ltd., Series 2013-2A-D	3.81%	#^	01/18/2026	2,368,750
2,500,000	Wind River Ltd., Series 2013-2A-E	4.96%	#^	01/18/2026	2,200,000
Total Collateralized Loan Obligations (Cost $173,331,953)					172,729,832

Foreign Corporate Bonds - 67.1%
22,000,000	Aeropuertos Dominicanos	9.25%	†	11/13/2019	21,780,000
21,080,000	AES Andres Dominicana Ltd.	9.50%	†	11/12/2020	22,555,600
16,285,000	AES El Salvador Trust	6.75%	†	03/28/2023	15,552,175
8,000,000	AES El Salvador Trust	6.75%	^†	03/28/2023	7,640,000
3,069,000	Agrokor D.D.	8.88%		02/01/2020	3,299,328
10,449,000	Ajecorp B.V.	6.50%	†	05/14/2022	10,422,877
22,000,000	Automotores Gildemeister S.A.	8.25%	†	05/24/2021	15,290,000
11,500,000	Automotores Gildemeister S.A.	6.75%	†	01/15/2023	7,762,500
24,000,000	Avianca Holdings S.A.	8.38%	^†	05/10/2020	24,960,000
7,985,000	Banco ABC Brasil S.A.	7.88%	†	04/08/2020	7,945,075
250,000	Banco Continental S.A.	7.38%	#	10/07/2040	263,750
20,362,000	Banco Davivienda S.A.	5.88%	†	07/09/2022	19,700,235
13,476,000	Banco de Bogota S.A.	5.38%	†	02/19/2023	13,273,860
13,000,000	Banco de Credito del Peru	6.88%	#†	09/16/2026	13,747,500
21,999,000	Banco de Credito del Peru	6.13%	#†	04/24/2027	22,053,998
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%	†	02/01/2023	14,522,500
12,265,000	Banco de Reservas de la Republica Dominicana	7.00%	^†	02/01/2023	11,345,125
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	41,400,000
10,000,000	Banco do Estado do Rio Grande do Sul S.A.	7.38%	†	02/02/2022	9,925,000
1,500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	1,548,750
32,000,000	Bancolombia S.A.	5.13%	†	09/11/2022	30,240,000
10,000,000	Bantrab Senior Trust	9.00%	^†	11/14/2020	10,006,300
3,500,000	BBVA Bancomer S.A.	7.25%	†	04/22/2020	3,797,500
4,756,000	BBVA Bancomer S.A.	6.01%	#†	05/17/2022	4,898,680
1,000,000	Bertin Finance Ltd.	10.25%		10/05/2016	1,125,000
24,000,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	24,030,000
5,650,000	Braskem Finance Ltd.	7.38%		10/04/2015	5,367,500
3,750,000	BW Group Ltd.	6.63%	†	06/28/2017	3,904,500
25,000,000	Cementos Progreso Trust	7.13%	^†	11/06/2023	25,406,250
19,000,000	Cemex Espana S.A.	9.25%	†	05/12/2020	20,947,500
22,000,000	Cemex Finance LLC	9.38%	†	10/12/2022	24,915,000
200,000	Cemex S.A.B. de C.V.	7.25%		01/15/2021	207,500
8,000,000	Central American Bottling Corporation	6.75%	^†	02/09/2022	8,200,000
10,520,000	Cia Minera Milpo S.A.A.	4.63%	†	03/28/2023	9,546,900
5,000,000	Colombia Telecomunicaciones S.A.	5.38%	^†	09/27/2022	4,687,500
12,385,000	Colombia Telecomunicaciones S.A.	5.38%	†	09/27/2022	11,610,938
30,000,000	CorpGroup Banking S.A.	6.75%	†	03/15/2023	29,117,850
2,180,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	1,951,100
1,586,941	Corporacion Durango S.A.B. de C.V.	10.00%	#	08/27/2016	1,606,778
20,495,000	Corporacion Pesquera Inca S.A.C.	9.00%	†	02/10/2017	20,597,475
23,599,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	23,952,985
4,354,000	Digicel Ltd.	7.00%	†	02/15/2020	4,419,310
32,000,000	Digicel Ltd.	8.25%	†	09/30/2020	33,320,000
5,000,000	Digicel Ltd.	6.00%	†	04/15/2021	4,837,500
3,900,000	ESAL GmbH	6.25%	^†	02/05/2023	3,519,750
8,100,000	ESAL GmbH	6.25%	†	02/05/2023	7,310,250
14,000,000	Eurasia Capital S.A.	9.38%	#†	04/24/2020	14,035,000
24,298,000	Evraz Group S.A.	9.50%	†	04/24/2018	26,636,683
8,000,000	Evraz Group S.A.	6.50%	†	04/22/2020	7,470,000
5,000,000	Far East Capital Ltd. S.A.	8.75%	†	05/02/2020	4,475,000
15,782,000	Far East Capital Ltd. S.A.	8.75%	^ †	05/02/2020	14,124,890
12,500,000	Gaz Capital S.A.	4.95%	†	02/06/2028	11,125,000
32,498,000	Gazprombank OJSC	7.88%	#†	04/25/2018	32,335,510
5,000,000	Gazprombank OJSC	7.50%	#†	12/28/2023	5,125,000
11,228,000	GeoPark Latin America Ltd.	7.50%	†	02/11/2020	11,480,630
2,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,105,000
25,160,000	Grupo Elektra S.A.B. de C.V.	7.25%	†	08/06/2018	25,977,700
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^†	06/01/2020	10,050,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	14,920,500
20,000,000	Grupo KUO S.A.B. de C.V.	6.25%	†	12/04/2022	20,050,000
21,707,000	Grupo Papelero Scribe, S.A.	8.88%	†	04/07/2020	21,327,128
21,000,000	Grupo Posadas S.A.B de C.V	7.88%	†	11/30/2017	21,000,000
23,000,000	Industrial Senior Trust	5.50%	†	11/01/2022	21,275,000
3,890,000	Inkia Energy Ltd.	8.38%	†	04/04/2021	4,208,980
3,050,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	3,145,312
15,000,000	Instituto Costarricense de Electricidad	6.38%	^†	05/15/2043	12,262,500
20,000,000	Intelsat Ltd.	7.75%	^†	06/01/2021	21,525,000
400,000	Intercorp Retail Trust	8.88%		11/14/2018	421,000
6,500,000	Itau Unibanco Holding S.A.	6.20%	†	12/21/2021	6,565,000
20,300,000	JBS Finance Ltd.	8.25%	†	01/29/2018	21,518,000
2,500,000	JBS Investments GmbH	7.75%	^	10/28/2020	2,537,500
10,400,000	LBC Tank Terminals Holding B.V.	6.88%	^†	05/15/2023	10,803,000
2,945,000	Maestro Peru S.A.	6.75%		09/26/2019	2,679,950
12,200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	11,773,000
5,820,000	Metalsa S.A. de C.V.	4.90%	†	04/24/2023	5,310,750
13,000,000	Mexichem S.A.B. de C.V.	6.75%	†	09/19/2042	12,382,500
13,200,000	Mexico Generadora de Energia	5.50%	†	12/06/2032	12,639,000
7,500,000	Millicom International Cellular S.A.	4.75%	^†	05/22/2020	7,237,500
200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	207,900
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,143,450
38,000,000	Minerva Luxembourg S.A.	7.75%	†	01/31/2023	37,810,000
15,000,000	Nitrogenmuvek Zrt	7.88%	^†	05/21/2020	14,100,000
36,000,000	Noble Group Ltd.	8.50%	†	11/01/2015	36,000,000
25,000,000	Nomos Bank	10.00%	†	04/26/2019	26,344,000
29,000,000	OAS Financial Ltd.	8.88%	#^†	04/25/2018	25,737,500
16,000,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	15,440,000
27,480,000	Odebrecht Finance Ltd.	7.13%	†	06/26/2042	25,522,050
34,565,000	Pacific Rubiales Energy Corporation	7.25%	†	12/12/2021	36,811,725
3,000,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	2,767,500
15,000,000	Pesquera Exalmar S.A.A.	7.38%	†	01/31/2020	13,725,000
20,000,000	Petrobras Global Finance B.V.	4.38%	†	05/20/2023	18,017,840
2,000,000	Polyus Gold International Ltd.	5.63%	^	04/29/2020	1,932,500
20,000,000	RSHB Capital S.A.	8.50%	^†	10/16/2023	20,195,000
4,000,000	RSHB Capital S.A.	8.50%		10/16/2023	4,039,000
7,000,000	Samarco Mineracao S.A.	5.75%	^†	10/24/2023	6,947,500
3,010,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	2,648,800
9,000,000	Sistema International Funding S.A.	6.95%	†	05/17/2019	9,630,000
14,700,000	SMU S.A.	7.75%	†	02/08/2020	10,731,000
27,937,000	Southern Copper Corporation	6.75%	†	04/16/2040	27,329,733
6,600,000	Southern Copper Corporation	5.25%	†	11/08/2042	5,385,448
14,000,000	Steel Capital S.A.	5.90%	†	10/17/2022	13,597,500
4,500,000	TAM Capital, Inc.	9.50%	†	01/29/2020	4,815,000
3,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	3,127,500
9,620,000	Telefonica Celular del Paraguay S.A.	6.75%	†	12/13/2022	10,028,850
1,000,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	1,070,000
15,000,000	Tv Azteca S.A.B. de C.V.	7.63%	†	09/18/2020	15,271,950
6,075,000	TV Azteca S.A.B. de C.V.	7.50%	†	05/25/2018	6,181,312
26,000,000	Vedanta Resources PLC	8.25%	†	06/07/2021	26,211,250
16,600,000	Vedanta Resources PLC	7.13%	^†	05/31/2023	15,251,250
12,000,000	VimpelCom Holdings B.V.	7.50%	†	03/01/2022	12,565,440
23,000,000	VimpelCom Holdings B.V.	5.95%	†	02/13/2023	21,792,500
7,200,000	Votorantim Cimentos S.A.	7.25%	†	04/05/2041	6,876,000
40,700,000	VTB Capital S.A.	9.50%	#†	12/06/2022	44,464,750
Total Foreign Corporate Bonds (Cost $1,603,932,630)					1,526,753,620

Non-Agency Commercial Mortgage Backed Obligations - 6.2%
16,221,760	Banc of America Commercial Mortgage Trust, Series 2006-5-AJ	5.48%		09/10/2047	13,946,155
11,261,320	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	10,539,700
17,090,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.79%	#	06/15/2038	16,962,193
4,500,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AJ	6.03%	#^	02/15/2041	4,461,212
17,250,000	Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	17,344,483
5,934,343	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWMZ-M	6.17%	#^	04/15/2018	6,034,633
23,490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	23,837,993
19,068,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.57%	#	02/12/2039	17,072,315
10,000,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	9,490,810
21,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.92%	#	02/15/2051	21,751,124
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $145,059,919)					141,440,618

Non-Agency Residential Collateralized Mortgage Obligations - 15.1%
9,197,743	Banc of America Mortgage Securities, Inc., Series 2007-1-1A26	6.00%		03/25/2037	8,513,928
34,101,347	BCAP LLC Trust, Series 2007-AA2-2A2	6.00%	#	04/25/2037	29,102,089
7,891,773	BCAP LLC Trust, Series 2012-RR11-4A3	10.40%	#^	03/26/2037	5,541,214
11,700,084	BCAP LLC Trust, Series 2012-RR11-9A3	13.72%	#^	07/26/2037	10,115,135
21,908,812	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A9	6.00%		07/25/2036	19,220,535
10,012,060	Countrywide Alternative Loan Trust, Series 2005-J14-A8	5.50%		12/25/2035	8,671,175
6,700,645	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	5,694,208
6,555,296	Countrywide Home Loans, Series 2006-17-A2	6.00%		12/25/2036	5,834,430
9,499,441	Countrywide Home Loans, Series 2007-14-A1	5.00%		09/25/2037	8,647,189
9,424,332	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A7	6.00%		08/25/2036	8,345,359
8,451,419	First Horizon Alternative Mortgage Securities, Series 2006-FA6-2A5	6.25%		11/25/2036	7,011,399
14,472,684	JP Morgan Resecuritization Trust, Series 2009-4-2A2	6.00%	^	07/26/2037	13,082,749
14,643,658	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,537,707
23,127,344	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.03%	#^	10/22/2033	21,129,579
54,111,167	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.33%	#^	08/22/2034	52,525,245
56,955,647	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.08%	#^	10/22/2034	54,266,799
9,591,678	Residential Accredit Loans, Inc., Series 2006-QA8-A1	0.35%	#	09/25/2036	6,969,591
19,478,757	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3	0.43%	#	03/25/2036	14,773,254
17,232,152	Structured Asset Securities Corporation, Series 2005-15-3A1	5.09%	#	08/25/2035	17,322,724
7,255,321	TBW Mortgage-Backed Pass-Through Certificates, Series 2006-1-1A1	5.50%		04/25/2036	6,334,410
6,770,013	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.10%	#	03/20/2037	6,327,925
3,707,947	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	3,342,128
24,103,481	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	22,984,260
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $354,155,903)					344,293,032

US Corporate Bonds - 23.4%
17,610,000	Affinia Group, Inc.	7.75%	†	05/01/2021	18,578,550
15,000,000	Alere, Inc.	6.50%	†	06/15/2020	15,412,500
7,478,000	American Axle & Manufacturing, Inc.	6.63%	†	10/15/2022	7,907,985
20,000,000	Ardagh Packaging Finance	7.00%	^†	11/15/2020	20,300,000
8,000,000	Athlon Holdings LP	7.38%	^†	04/15/2021	8,440,000
15,000,000	Chiquita Brands International, Inc.	7.88%	^†	02/01/2021	16,275,000
14,315,000	Claire's Stores, Inc.	7.75%	^†	06/01/2020	13,384,525
10,164,000	CrownRock LP	7.13%	^†	04/15/2021	10,570,560
9,900,000	Dana Holding Corporation	6.00%	†	09/15/2023	9,974,250
20,000,000	Expo Event Transco, Inc.	9.00%	^†	06/15/2021	20,450,000
2,000,000	Frontier Communications Corporation	8.50%		04/15/2020	2,250,000
20,000,000	Golden Nugget Escrow, Inc.	8.50%	^†	12/01/2021	20,275,000
2,225,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	2,405,781
5,000,000	Gray Television, Inc.	7.50%	†	10/01/2020	5,337,500
14,960,000	HD Supply, Inc.	7.50%	†	07/15/2020	16,194,200
14,672,000	Hexion Finance Corporation	6.63%	†	04/15/2020	15,112,160
10,638,000	IASIS Healthcare LLC	8.38%	†	05/15/2019	11,329,470
20,000,000	Iron Mountain, Inc.	5.75%	†	08/15/2024	18,650,000
20,000,000	Legacy Reserves LP	6.63%	^†	12/01/2021	19,450,000
13,000,000	Memorial Production Partners LP	7.63%	^†	05/01/2021	13,422,500
2,500,000	Memorial Production Partners LP	7.63%		05/01/2021	2,581,250
3,111,000	MGM Resorts International	6.63%	†	12/15/2021	3,293,771
2,668,000	Milacron LLC	7.75%	^	02/15/2021	2,814,740
3,000,000	NuStar Logistics LP	6.75%		02/01/2021	3,110,748
15,000,000	Nuveen Investments, Inc.	9.50%	^†	10/15/2020	15,112,500
10,930,000	Pantry, Inc.	8.38%	†	08/01/2020	11,667,775
15,000,000	Penn Virginia Resource Partners LP	6.50%	^†	05/15/2021	15,600,000
6,600,000	Plastipak Holdings, Inc.	6.50%	^†	10/01/2021	6,864,000
16,322,000	Regal Entertainment Group	5.75%	†	02/01/2025	15,465,095
20,000,000	Reynolds Group Issuer LLC	8.25%	†	02/15/2021	21,450,000
12,000,000	RR Donnelley & Sons Company	7.88%	†	03/15/2021	13,380,000
5,000,000	RR Donnelley & Sons Company	6.50%		11/15/2023	5,075,000
4,210,000	Safway Group Holding LLC	7.00%	^	05/15/2018	4,462,600
20,000,000	Select Medical Corporation	6.38%	†	06/01/2021	19,650,000
15,231,000	Seminole Hard Rock Entertainment, Inc.	5.88%	^†	05/15/2021	15,040,613
15,000,000	SLM Corporation	7.25%	†	01/25/2022	15,937,500
17,987,000	Southern Graphics, Inc.	8.38%	^†	10/15/2020	18,706,480
5,000,000	Summit Midstream Holdings LLC	7.50%	^†	07/01/2021	5,250,000
20,000,000	SUPERVALU, Inc.	6.75%	†	06/01/2021	19,850,000
11,000,000	US Coatings, Inc.	7.38%	^†	05/01/2021	11,783,750
20,000,000	WCI Communities, Inc.	6.88%	^†	08/15/2021	19,950,000
20,000,000	Woodside Homes Company LLC	6.75%	^†	12/15/2021	20,150,000
Total US Corporate Bonds (Cost $533,093,988)					532,915,803

US Government / Agency Mortgage Backed Obligations - 10.4%
28,442,173	Federal Home Loan Mortgage Corporation, Series 3631-SJ	6.07%	#I/F I/O	02/15/2040	3,951,608
50,285,359	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.33%	#I/F I/O	11/15/2040	6,576,209
68,538,792	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.33%	#I/F I/O	01/15/2042	14,087,073
11,418,271	Federal Home Loan Mortgage Corporation, Series 4203-US	5.75%	#I/F	05/15/2033	8,807,832
19,759,602	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.20%	#I/F	06/15/2043	16,048,683
11,171,270	Federal Home Loan Mortgage Corporation, Series 4236-SC	11.56%	#I/F	08/15/2043	10,902,372
14,275,947	Federal National Mortgage Association, Series 2006-83-SH	6.40%	#I/F I/O	09/25/2036	2,033,491
25,307,919	Federal National Mortgage Association, Series 2007-22-S	6.59%	#I/F I/O	03/25/2037	4,029,841
53,569,998	Federal National Mortgage Association, Series 2010-123-SK	5.89%	#I/F I/O	11/25/2040	10,277,254
5,211,295	Federal National Mortgage Association, Series 2012-140-SC	7.59%	#I/F	12/25/2042	4,833,465
69,195,745	Federal National Mortgage Association, Series 2012-52-PS	6.42%	#I/F I/O	05/25/2042	12,895,367
20,269,322	Federal National Mortgage Association, Series 2013-111-US	11.29%	#I/F	11/25/2043	19,406,257
26,313,366	Federal National Mortgage Association, Series 2013-55-US	5.75%	#I/F	06/25/2043	19,401,647
60,146,578	Federal National Mortgage Association, Series 2013-58-KS	5.68%	#I/F	06/25/2043	43,849,682
29,163,547	Federal National Mortgage Association, Series 2013-58-SC	5.75%	#I/F	06/25/2043	21,383,996
41,911,146	Federal National Mortgage Association, Series 2013-64-SH	5.75%	#I/F	06/25/2043	31,451,486
5,953,433	Federal National Mortgage Association, Series 2013-82-SB	11.29%	#I/F	08/25/2043	5,915,750
Total US Government / Agency Mortgage Backed Obligations (Cost $278,025,418)					235,852,013

Bank Loans - 14.6%
10,009,500	AI Chem & CY SCA, Senior Secured 2nd Lien Term Loan	8.25%	#	04/03/2020	10,303,579
614,035	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	0.50%	#	08/13/2018	616,080
9,362,500	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	9,393,677
10,000,000	Allflex Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.00%	#	07/17/2021	10,152,500
10,000,000	American Renal Holdings, Inc., Senior Secured 2nd Lien Term Loan	8.50%	#	02/14/2020	10,037,500
9,970,000	Arysta Lifescience LLC, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	11/30/2020	10,153,697
8,985,000	Atlas Energy LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	07/31/2019	9,232,087
9,925,000	BBTS Borrower LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	06/04/2019	10,018,047
10,000,000	Berlin Packaging LLC, Secured 2nd Lien Term Loan	8.75%	#	04/02/2020	10,262,500
1,345,911	BioScrip, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	07/31/2020	1,340,305
2,243,185	BioScrip, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	07/31/2020	2,233,842
3,500,000	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	3,524,622
10,000,000	Brock Holdings, Inc., Secured 2nd Lien Term Loan	10.00%	#	03/16/2018	10,187,500
10,000,000	Capital Automotive LP, Guaranteed Senior Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	10,350,000
3,478,125	Cetera Financial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	08/07/2019	3,519,428
9,873,462	Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan	5.75%	#	05/29/2020	10,009,222
9,975,000	Drillships Financing Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	6.00%	#	03/31/2021	10,216,894
5,472,500	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/17/2020	5,499,862
10,000,000	Fieldwood Energy LLC, Senior Secured 2nd Lien Term Loan	8.38%	#	09/30/2020	10,235,400
6,250,000	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	6,406,250
3,444,444	Four Seasons Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	3,534,861
1,200,000	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	0.00%	#	11/21/2019	1,220,250
2,800,000	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/21/2019	2,847,250
1,154,000	Graton Economic Development Authority, Senior Secured 1st Lien Term Loan, Tranche B	9.00%	#	08/14/2018	1,226,125
8,500,000	Ion Trading Technologies Ltd., Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	05/21/2021	8,685,980
9,950,000	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	04/29/2019	9,824,083
2,985,000	Landslide Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	08/09/2019	3,009,253
9,952,494	Learning Care Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	05/08/2019	10,014,697
10,000,000	Mitchell International, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	10,171,900
3,288,400	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	3,328,140
10,000,000	Nuveen Investments, Inc., Guaranteed Secured 2nd Lien Term Loan	6.50%	#	02/28/2019	9,920,000
2,000,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	2,012,500
7,000,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 2nd Lien Term Loan	9.00%	#	04/30/2021	7,140,000
9,950,000	Performance Food Group, Inc., Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	10,024,625
5,362,621	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	5,382,731
10,000,000	Ranpak Corporation, Guaranteed Secured 2nd Lien Term Loan	8.50%	#	04/23/2020	10,300,000
10,000,000	Royal Adhesives & Sealants LLC, Senior Secured 2nd Lien Term Loan	9.75%	#	01/31/2019	10,125,000
9,975,000	Springer Science + Business Media GmbH, Senior Secured 1st Lien Term Loan, Tranche B2	5.00%	#	08/14/2020	10,034,202
3,907,829	SUPERVALU, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/21/2019	3,950,562
9,925,000	Teine Energy Ltd., Senior Secured 2nd Lien Term Loan	7.50%	#	05/17/2019	10,073,875
1,518,281	Total Safety, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/13/2020	1,524,923
9,948,808	Univar, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2017	9,887,325
9,190,000	US Renal Care, Inc., Guaranteed Senior Secured 2nd Lien Term Loan, Tranche B1	8.50%	#	07/03/2020	9,327,850
3,000,000	Vince LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	11/27/2019	3,033,750
10,000,000	Wildhorse Resources LLC, Senior Secured 2nd Lien Term Loan	7.50%	#	12/13/2018	10,050,000
10,220,343	WNA Holdings, Inc., Senior Secured 2nd Lien Term Loan	8.50%	#	12/07/2020	10,386,423
Total Bank Loans (Cost $326,382,131)					330,729,297

Short Term Investments - 0.9%
20,642,864	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		20,642,864
Total Short Term Investments (Cost $20,642,864)					20,642,864

Less: Unfunded Loan Commitments (Cost $1,773,532)					(1,773,532)

Total Investments - 145.3% (Cost $3,432,851,274)					3,303,583,547
Liabilities in Excess of Other Assets - (45.3)%					(1,030,382,974)
NET ASSETS - 100.0%					$2,273,200,573

#	Variable rate security. Rate disclosed as of December 31, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital ("the Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2013, the value of these securities amounted to $907,434,134 or 39.9% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of December 31, 2013
†	All or partial amount segregated for the benefit of the counterparty as collateral for line of credit.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments	$3,432,851,437
Gross Tax Unrealized Appreciation	19,322,950
Gross Tax Unrealized Depreciation	(148,590,840)
Net Tax Unrealized Appreciation (Depreciation)	$(129,267,890)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Breakdown as a % of Net Assets:

United States	78.2%
Brazil	13.6%
Russia	11.9%
Mexico	9.8%
Colombia	6.7%
Peru	5.9%
Chile	3.3%
Dominican Republic	3.1%
Guatemala	2.8%
Jamaica	1.9%
India	1.8%
China	1.6%
El Salvador	1.1%
Luxembourg	0.9%
Costa Rica	0.7%
Hungary	0.6%
Paraguay	0.6%
Belgium	0.5%
Singapore	0.2%
Croatia	0.1%
Other Assets and Liabilities	-45.3%
100.0%

Industry Breakdown as a % of Net Assets:

Banking	16.8%
Non-Agency Residential Collateralized Mortgage Obligation	15.1%
US Government / Agency Mortgage Backed Obligation	10.4%
Oil and Gas	9.6%
Collateralized Loan Obligation	7.6%
Chemicals/Plastics	7.0%
Telecommunications	6.5%
Non-Agency Commercial Mortgage Backed Obligation	6.2%
Building and Development	5.1%
Consumer Products	4.8%
Retail	4.6%
Mining	4.3%
Business Equipment and Services	4.3%
Hotels/Motels/Inns and Casinos	3.7%
Transportation	3.3%
Financial Intermediaries	3.2%
Health Care	3.0%
Automotive	3.0%
Construction	2.9%
Steel	2.9%
Utilities	2.9%
Conglomerates	2.8%
Containers and Glass Products	2.7%
Media	2.5%
Finance	1.3%
Beverage and Tobacco	1.3%
Food/Drug Retailers	1.1%
Pulp & Paper	1.0%
Short Term Investment	0.9%
Energy	0.8%
Software	0.8%
Food Products	0.8%
Electronics/Electric	0.6%
Gas	0.5%
Cosmetics/Toiletries	0.4%
Packaging	0.3%
Leisure	0.2%
Machinery and Tools	0.1%
Other Assets and Liabilities	-45.3%
100.0%

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of governments and government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2013, the Fund did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2013, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 20131:

Category
Investments in Securities
Level 1
Money Market Funds	$20,642,864
Total Level 1	20,642,864
Level 2
Foreign Corporate Bonds	1,526,753,620
US Corporate Bonds	532,915,803
Bank Loans (less unfunded loan commitments)	328,955,765
Non-Agency Residential Collateralized Mortgage Obligations	315,553,934
US Government / Agency Mortgage Backed Obligations	235,852,013
Collateralized Loan Obligations	172,729,832
Non-Agency Commercial Mortgage Backed Obligations	141,440,618
Total Level 2	3,254,201,585
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	28,739,098
Total Level 3	28,739,098
Total	3,303,583,547
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2, and 3 during the period ended December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2013
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$28,457,258	$21,678	$(421,081)	$251,713	$527,957	$(98,427)	$-	$-	$28,739,098
Total	$28,457,258	$21,678	$(421,081)	$251,713	$527,957	$(98,427)	$-	$-	$28,739,098

1 Sales include all sales of securities, maturities, and paydowns.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2013 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$28,739,098	Market Comparables, Discounted Cash Flow	Market Quotes	$70.22 - $90.40	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security.

* Level 3 securities are valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 2/19/2014

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 2/19/2014